Document and Entity Information	12 Months Ended
Dec. 31, 2022
Cover [Abstract]
Document Type	F-1
Amendment Flag	false
Entity Registrant Name	TORO CORP.
Entity Central Index Key	0001941131
Entity Emerging Growth Company	true
Entity Ex Transition Period	true